Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 15, 2025
Change in Accounting Estimate [Line Items]
Impairment loss
Deferred offering costs		269,752
Contract assets
Contract liabilities
Revenue recognized		611,283	$ 4,851,033
Advances from customers				$ 200,000
VAT recoverable balance
Value added tax percent	12.00%
Quantitative threshold			5.00%
Class A Ordinary Shares [Member]
Change in Accounting Estimate [Line Items]
Ordinary share vote	one
Class B Ordinary Shares [Member]
Change in Accounting Estimate [Line Items]
Ordinary share vote	twenty